BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (0.5%)
	Other Territory (0.5%)
$4,844,855	Freddie Mac Structured Pass-Through Certificates, Revenue Bonds[1,2]	10/25/40	4.544%	$5,117,827
	Total Other Territory			5,117,827

	Total Asset Backed Securities
	(Identified cost $4,979,296)			5,117,827

	COMMERCIAL MORTGAGE BACKED SECURITIES (0.3%)
	Other Territory (0.3%)
2,999,603	Freddie Mac Structured Pass-Through Certificates, Revenue Bonds[1,2]	04/25/42	4.563	3,218,208
	Total Other Territory			3,218,208

	Total Commercial Mortgage Backed Securities
	(Identified cost $3,119,591)			3,218,208

	MUNICIPAL BONDS (103.5%)
	Alabama (1.0%)
2,330,000	Black Belt Energy Gas District, Revenue Bonds[1,2]	06/01/49	5.500	2,478,562
5,000,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.650%)[2]	04/01/53	4.260	4,927,989
3,600,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,2]	06/01/34	3.920	3,629,789
	Total Alabama			11,036,340

	Arizona (3.0%)
4,555,000	Chandler Industrial Development Authority, Revenue Bonds[1,2]	12/01/37	4.100	4,614,281
3,750,000	Chandler Industrial Development Authority, Revenue Bonds[1,2]	06/01/49	4.000	3,804,031
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,718,932
3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	4,008,573
4,865,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	5,248,381
11,895,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	13,125,451
	Total Arizona			33,519,649

	Arkansas (0.3%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,101,483
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,092,231
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,087,381
	Total Arkansas			3,281,095

	California (10.6%)
10,050,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	8,476,553
3,500,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/31	0.000	2,759,958
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/34	0.000	695,014
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/36	0.000	619,542
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/38	0.000	551,494
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/39	0.000	533,672
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/40	0.000	755,138
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/42	0.000	453,421

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$1,785,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/43	0.000%	$765,395
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/44	0.000	405,420
1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000	1,000,555
2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000	1,449,456
1,225,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/38	0.000	705,444
1,800,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/39	0.000	981,108
1,500,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/42	0.000	690,758
3,500,000	Dry Creek Joint Elementary School District, General Obligation Bonds[3]	08/01/35	0.000	2,394,326
5,800,000	Lake Tahoe Unified School District, General Obligation Bonds, AGM[3]	08/01/45	0.000	4,939,666
3,245,000	Lakeside Union School District/San Diego County, General Obligation Bonds[3]	08/01/35	0.000	2,191,275
1,000,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[2]	11/15/27	5.191	1,010,509
5,500,000	Long Beach Community College District, General Obligation Bonds[3]	08/01/49	0.000	3,957,755
6,920,000	Long Beach Unified School District, General Obligation Bonds[3]	08/01/36	0.000	4,178,681
2,000,000	Los Alamitos Unified School District, Certificate Participation	08/01/42	6.050	2,242,031
15,200,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[2]	09/01/37	4.387	14,470,613
7,240,000	Mount San Antonio Community College District, General Obligation Bonds[3]	08/01/43	0.000	7,178,990
10,000,000	Northern California Energy Authority, Revenue Bonds[1,2]	12/01/54	5.000	10,676,110
5,595,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[2]	07/01/27	4.467	5,597,272
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/40	0.000	599,697
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/42	0.000	637,630
6,300,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/36	0.000	4,085,642
13,000,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/43	0.000	5,416,512
4,350,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/44	0.000	1,713,329
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	728,688
6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[2]	06/01/39	4.327	5,864,063
3,850,000	San Diego County Regional Airport Authority, Revenue Bonds	07/01/36	5.250	4,287,199
1,000,000	San Diego Unified School District, General Obligation Bonds[4]	07/01/31	5.000	1,114,571
1,200,000	San Diego Unified School District, General Obligation Bonds[4]	07/01/34	5.000	1,392,240
2,000,000	San Diego Unified School District, General Obligation Bonds[4]	07/01/34	5.000	2,311,659
1,520,000	San Diego Unified School District, General Obligation Bonds[4]	07/01/36	5.000	1,753,622
1,000,000	San Diego Unified School District, General Obligation Bonds[4]	07/01/38	5.000	1,149,342
1,000,000	San Diego Unified School District, General Obligation Bonds[4]	07/01/39	5.000	1,138,862
3,510,000	San Mateo Union High School District, General Obligation Bonds[3]	09/01/41	0.000	3,696,756
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	745,174
	Total California			116,315,142

	Colorado (3.8%)
3,015,000	City & County of Denver Airport System Revenue, Revenue Bonds	12/01/28	5.000	3,194,732
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,683,304
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,243,009

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Colorado (continued)
$790,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250%	$882,913
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,686,581
1,810,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.000	1,968,306
650,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.500	748,334
10,800,000	Colorado Health Facilities Authority, Revenue Bonds[2,5]	08/01/24	3.950	10,800,000
509,765	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	497,107
3,700,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/35	0.000	2,173,558
5,000,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/37	0.000	2,650,951
1,450,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.350%)[2]	09/01/39	3.921	1,450,112
7,700,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.750%)[2]	09/01/39	4.321	7,695,852
	Total Colorado			41,674,759

	Connecticut (2.2%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	145,045
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	396,034
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	335,368
1,585,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	1,589,991
3,410,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,720,276
2,200,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/54	6.000	2,431,026
5,000,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/54	6.000	5,435,756
10,700,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.100	10,541,281
	Total Connecticut			24,594,777

	District of Columbia (2.3%)
5,665,000	District of Columbia, Revenue Bonds	07/15/40	5.000	5,747,442
1,585,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	1,709,029
5,840,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	5,858,576
2,840,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/31	5.000	2,911,142
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,243,095
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,266,567
1,250,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/40	5.000	1,348,628
1,470,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/42	5.000	1,579,447

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	District of Columbia (continued)
$2,500,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/44	5.000%	$2,664,651
	Total District of Columbia			25,328,577

	Florida (3.5%)
7,500,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	7,694,914
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,237,356
6,700,000	County of Miami-Dade Aviation Revenue, Revenue Bonds[4]	10/01/36	5.000	7,314,993
2,875,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	3,016,009
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,090,276
4,800,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	5,079,849
6,565,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	6,750,770
3,275,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,450,133
	Total Florida			38,634,300

	Georgia (2.0%)
5,060,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500	4,966,551
2,800,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,785,318
780,000	Development Authority of Burke County, Revenue Bonds[1,2]	12/01/49	1.700	778,642
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	12/01/53	5.000	8,030,684
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,717,595
3,935,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,862,327
	Total Georgia			22,141,117

	Idaho (1.9%)
16,000,000	Idaho Health Facilities Authority, Revenue Bonds[2,5]	08/01/24	4.100	16,000,000
5,000,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.000	5,511,201
	Total Idaho			21,511,201

	Illinois (3.0%)
4,625,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,807,145
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,511,067
2,770,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	6.250	2,981,110
5,715,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	6,041,238
4,815,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250	5,342,813
5,795,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	6,329,164
4,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA[4]	10/01/55	6.250	4,409,960
	Total Illinois			33,422,497

	Indiana (1.3%)
5,000,000	Indiana Finance Authority, Revenue Bonds[1,2]	11/01/37	3.100	5,000,000

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Indiana (continued)
$3,000,000	Indiana Finance Authority, Revenue Bonds	11/01/43	5.000%	$3,110,117
6,305,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	6,474,296
	Total Indiana			14,584,413

	Iowa (0.6%)
60,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	59,968
760,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	749,461
5,025,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	5,490,182
	Total Iowa			6,299,611

	Kentucky (2.8%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,589,825
3,725,000	County of Trimble, Revenue Bonds[1,2]	06/01/54	4.700	3,753,168
5,000,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,561,919
3,455,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	3,463,001
12,100,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.771	12,035,802
1,265,000	Louisville/Jefferson County Metropolitan Government, Revenue Bonds[1,2]	10/01/47	5.000	1,356,290
	Total Kentucky			30,760,005

	Louisiana (0.4%)
5,180,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month
	CME Term SOFR + 0.700%)[2]	02/15/36	4.441	4,947,230
	Total Louisiana			4,947,230

	Maryland (0.2%)
1,980,000	County of Baltimore, General Obligation Bonds	08/01/24	5.000	1,980,000
	Total Maryland			1,980,000

	Massachusetts (0.1%)
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	349,335
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	457,997
	Total Massachusetts			807,332

	Michigan (0.7%)
20,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	20,309
2,850,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	3,046,277
5,000,000	Michigan Finance Authority, Revenue Bonds	08/01/24	5.000	5,000,000
	Total Michigan			8,066,586

	Minnesota (3.3%)
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/31	0.000	968,356
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/32	0.000	744,182
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/33	0.000	697,099
1,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,049,667

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$597,221	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930%	$505,661
510,680	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	475,069
1,635,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	1,642,213
1,338,210	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,236,203
584,238	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	526,934
2,996,924	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	2,455,482
3,175,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	3,285,192
6,485,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	7,080,564
5,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.500	5,555,246
5,125,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA[4]	01/01/55	6.250	5,749,328
3,500,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.500	3,965,035
	Total Minnesota			35,936,231

	Mississippi (0.5%)
1,145,000	Mississippi State University Educational Building Corp., Revenue Bonds	08/01/37	5.000	1,321,634
1,000,000	Mississippi State University Educational Building Corp., Revenue Bonds	08/01/38	5.000	1,147,033
1,265,000	Mississippi State University Educational Building Corp., Revenue Bonds	08/01/39	5.000	1,443,457
1,325,000	Mississippi State University Educational Building Corp., Revenue Bonds	08/01/40	5.000	1,502,016
	Total Mississippi			5,414,140

	Missouri (1.3%)
2,710,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	2,772,761
5,445,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	5,794,549
5,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.000	5,524,840
	Total Missouri			14,092,150

	Montana (0.2%)
480,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	479,792
1,480,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,527,075
	Total Montana			2,006,867

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Nebraska (1.6%)
$14,300,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000%	$15,012,503
1,190,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	3.750	1,177,737
1,515,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	1,500,233
	Total Nebraska			17,690,473

	Nevada (1.0%)
2,000,000	County of Clark, Revenue Bonds[1,2]	01/01/36	3.750	1,992,660
2,500,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	2,531,959
6,250,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	6,329,897
	Total Nevada			10,854,516

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,000,000
	Total New Hampshire			1,000,000

	New Jersey (3.0%)
6,330,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/35	5.000	7,217,984
2,250,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/36	5.250	2,603,705
10,925,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	8,366,894
3,535,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, AGM[3]	12/15/33	0.000	2,537,199
3,565,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	2,441,416
7,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	4,995,829
4,690,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/35	0.000	3,072,451
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,588,523
	Total New Jersey			32,824,001

	New Mexico (2.3%)
8,600,000	City of Farmington, Revenue Bonds	04/01/29	1.800	7,721,498
770,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	769,262
6,970,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500	7,706,007
3,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	5.750	3,234,691
5,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000	5,501,184
	Total New Mexico			24,932,642

	New York (6.3%)
2,055,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/32	5.000	2,084,990
4,395,000	Metropolitan Transportation Authority, Revenue Bonds[3]	11/15/33	0.000	3,086,915
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	5,146,935
8,225,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/45	5.000	8,878,211
5,995,000	New York City Municipal Water Finance Authority, Revenue Bonds	06/15/36	5.000	7,175,313

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000%	$2,661,221
8,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/26	5.000	8,005,715
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/01/30	5.000	5,004,132
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/32	5.000	5,666,515
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,425,167
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,597,559
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,504,361
10,000,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[2,5]	08/01/24	4.050	10,000,000
2,750,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 1.050%)[2]	04/01/26	4.621	2,750,453
1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/35	0.000	746,726
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/36	0.000	3,968,493
	Total New York			69,702,706

	North Carolina (2.1%)
1,100,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	1,099,481
5,870,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	6,265,866
5,000,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,596,247
9,175,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	10,013,457
	Total North Carolina			22,975,051

	North Dakota (0.9%)
725,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	727,117
2,405,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	2,413,189
6,005,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	6,379,776
	Total North Dakota			9,520,082

	Ohio (3.6%)
12,800,000	County of Franklin, Revenue Bonds[2,5]	08/01/24	3.950	12,800,000
15,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds[2,5]	08/01/24	4.000	15,000,000
7,155,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750	7,567,556
3,500,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA[4]	03/01/55	6.250	3,868,756
	Total Ohio			39,236,312

	Oklahoma (0.3%)
2,990,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	6.000	3,277,825
	Total Oklahoma			3,277,825

	Oregon (5.8%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/36	0.000	1,928,164
3,250,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/34	0.000	2,163,476

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$1,500,000	Lane County School District No 40 Creswell, General Obligation Bonds[3]	06/15/43	0.000%	$604,496
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,060,542
6,000,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/36	0.000	3,593,765
1,515,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/34	0.000	1,052,127
2,250,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/38	0.000	1,251,619
21,000,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/43	0.000	8,698,292
12,000,000	Multnomah County School District No 7 Reynolds, General Obligation Bonds[3]	06/15/35	0.000	7,375,285
300,000	Oregon Coast Community College District, General Obligation Bonds[3,4]	06/15/33	0.000	323,445
300,000	Oregon Coast Community College District, General Obligation Bonds[3,4]	06/15/34	0.000	326,187
560,000	Oregon Coast Community College District, General Obligation Bonds[3,4]	06/15/36	0.000	606,312
510,000	Oregon Coast Community College District, General Obligation Bonds[3,4]	06/15/38	0.000	544,165
450,000	Oregon Coast Community College District, General Obligation Bonds[3,4]	06/15/42	0.000	468,851
715,000	Oregon Coast Community College District, General Obligation Bonds[3,4]	06/15/44	0.000	738,423
3,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	3,267,634
5,135,000	Port of Portland Airport Revenue, Revenue Bonds[4]	07/01/41	5.000	5,526,595
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	649,131
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[3]	06/15/38	0.000	1,082,630
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/31	0.000	2,882,444
3,250,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/34	0.000	2,177,366
6,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/37	0.000	3,489,250
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	834,847
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,155,312
1,380,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	974,721
3,330,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/37	0.000	1,898,125
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/39	0.000	3,093,185
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/40	0.000	2,378,907
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/41	0.000	2,332,030
2,500,000	Washington County School District No 13 Banks, General Obligation Bonds[3]	06/15/44	0.000	1,022,747
	Total Oregon			63,500,073

	Pennsylvania (3.6%)
1,980,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/35	5.000	2,172,470

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (continued)
$1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/36	5.250%	$1,114,272
1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/37	5.250	1,115,750
7,270,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[2]	07/01/31	3.921	7,231,931
4,855,000	Butler County General Authority, Revenue Bonds, AGM (3-Month CME Term SOFR + 0.700%)[2]	10/01/34	4.447	4,680,350
10,700,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[2,5]	08/01/24	4.250	10,661,741
7,100,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/37	0.000	6,866,088
3,350,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/41	0.000	1,558,873
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,559,541
1,470,000	School District of Philadelphia, General Obligation Bonds	09/01/36	4.000	1,493,506
	Total Pennsylvania			39,454,522

	South Carolina (1.0%)
2,915,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	3,152,752
7,060,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	7,745,995
	Total South Carolina			10,898,747

	South Dakota (1.4%)
440,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/45	4.000	439,762
1,290,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	1,284,298
1,270,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	1,279,321
2,030,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	2,028,726
4,625,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	4,772,808
5,485,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000	5,864,472
	Total South Dakota			15,669,387

	Tennessee (2.4%)
1,200,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,330,452
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,245,150
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/29	0.000	5,148,257
3,090,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/33	0.000	2,165,286
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/35	0.000	1,919,240
3,750,000	Tennergy Corp., Revenue Bonds[1,2]	10/01/54	5.000	3,972,556
2,090,000	Tennessee Energy Acquisition Corp., Revenue Bonds[1,2]	05/01/52	5.000	2,216,771
975,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	974,069
755,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	754,273
1,430,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/49	4.250	1,434,355
4,950,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/54	6.250	5,402,635
	Total Tennessee			26,563,044

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (13.3%)
$1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000%	$1,959,084
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,144,703
3,355,000	City of Houston Airport System Revenue, Revenue Bonds, AGM	07/01/36	5.000	3,672,893
5,000,000	City of Houston Airport System Revenue, Revenue Bonds, AGM	07/01/41	5.250	5,490,329
9,895,000	City of Houston Combined Utility System Revenue, Revenue Bonds[2,5]	08/07/24	3.930	9,895,000
3,640,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,390,082
3,875,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/54	4.000	3,936,677
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,657,360
555,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	539,733
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,044,455
2,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/30	5.000	2,687,737
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,531,453
2,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	2,038,204
4,260,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	4,045,562
5,000,000	North East Independent School District, General Obligation Bonds[1,2]	08/01/49	3.750	5,048,157
5,850,000	Permanent University Fund - University of Texas System, Revenue Bonds	07/01/36	5.000	6,964,124
3,850,000	State of Texas, General Obligation Bonds	08/01/30	4.125	3,849,979
6,040,000	State of Texas, General Obligation Bonds	08/01/34	5.000	6,812,468
5,745,000	State of Texas, General Obligation Bonds	08/01/40	5.000	6,287,419
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	423,328
2,220,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	1,793,308
4,100,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/39	4.000	4,056,121
8,478,367	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	7,380,613
1,485,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,485,503
3,350,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	3,570,514
3,415,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,713,124
3,865,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000	4,251,133
9,135,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[2]	12/15/26	4.453	9,152,611
9,145,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	9,431,740
2,850,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	4.160	2,834,255
10,925,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[2]	09/15/27	4.391	10,902,551

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$14,735,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 1.045%)[2]	09/15/27	4.628%	$14,762,207
	Total Texas			146,752,427

	Virginia (1.3%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,516,746
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[1,2]	10/01/40	0.750	8,278,269
3,700,000	York County Economic Development Authority, Revenue Bonds[1,2]	05/01/33	3.650	3,733,385
	Total Virginia			14,528,400

	Washington (2.7%)
10,000,000	County of King Sewer Revenue, Revenue Bonds[2,5]	08/01/24	3.800	10,000,000
1,590,000	Port of Seattle, Revenue Bonds	06/01/25	3.450	1,586,786
1,500,000	Port of Seattle, Revenue Bonds	06/01/26	3.600	1,492,774
3,750,000	Port of Seattle, Revenue Bonds	04/01/27	5.000	3,757,172
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	422,723
5,050,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,509,794
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,536,714
3,000,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,125,997
1,940,000	Washington Health Care Facilities Authority, Revenue Bonds[1,2]	10/01/42	4.000	1,959,923
	Total Washington			29,391,883

	Wisconsin (5.4%)
4,025,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/30	5.000	4,124,866
2,060,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/31	5.000	2,110,674
6,035,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700	5,988,667
9,700,000	State of Wisconsin, General Obligation Bonds[4]	05/01/27	5.000	10,092,796
4,000,000	State of Wisconsin, General Obligation Bonds[4]	05/01/33	5.000	4,485,031
2,250,000	State of Wisconsin, General Obligation Bonds[4]	05/01/34	5.000	2,550,173
1,300,000	State of Wisconsin, General Obligation Bonds[4]	05/01/35	5.000	1,485,309
1,650,000	State of Wisconsin, General Obligation Bonds[4]	05/01/36	5.000	1,877,113
2,700,000	University of Wisconsin Hospitals & Clinics, Revenue Bonds[1,2]	04/01/54	5.000	2,991,096
15,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[2,5]	08/01/24	4.050	15,000,000
3,855,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	3,736,680
4,950,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	4,772,744
	Total Wisconsin			59,215,149

	Wyoming (0.4%)
2,395,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	2,312,325
1,320,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	1,318,837

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wyoming (continued)
$685,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750%	$682,579
	Total Wyoming			4,313,741
	Total Municipal Bonds (Identified cost $1,132,069,970)			1,138,655,000

TOTAL INVESTMENTS (Identified cost $1,140,168,857)[6]			104.3%	$1,146,991,035
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(4.3)%	(47,420,521)
NET ASSETS			100.00%	$1,099,570,514

[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2024 coupon or interest rate.

[3]	Security issued with zero coupon. Income is recognized through accretion of discount.
[4]	Represent a security purchased on a when-issued basis.

[5]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2024.

[6]	The aggregate cost for federal income tax purposes is $1,140,168,857, the aggregate gross unrealized appreciation is $15,465,227 and the aggregate gross unrealized depreciation is $8,643,049, resulting in net unrealized appreciation of $6,822,178.

Abbreviations:

AGM	−	Assured Guaranty Municipal Corporation.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
CME	−	Chicago Mercantile Exchange.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2024
Asset Backed Securities	$–	$5,117,827	$–	$5,117,827
Commercial Mortgage Backed Securities	–	3,218,208	–	3,218,208
Municipal Bonds*	–	1,138,655,000	–	1,138,655,000
Total Investment, at value	$–	$1,146,991,035	$–	$1,146,991,035

*	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.